FAIR VALUE MEASUREMENT (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENT
Total	¥ 57,842,178	¥ 64,697,859
Short-term time deposits
FAIR VALUE MEASUREMENT
Short-term investments	7,057,770	14,874,498
Long-term time deposits
FAIR VALUE MEASUREMENT
Long-term investments	11,477,840	15,568,643
Held-to-maturity debt investments
FAIR VALUE MEASUREMENT
Short-term investments	5,453,966	5,420,043
Long-term investments	1,079,884	1,798,444
Quoted prices in active markets for identical assets (Level 1)
FAIR VALUE MEASUREMENT
Total	53,674	56,164
Quoted prices in active markets for identical assets (Level 1) | Short-term time deposits
FAIR VALUE MEASUREMENT
Short-term investments	0	0
Quoted prices in active markets for identical assets (Level 1) | Long-term time deposits
FAIR VALUE MEASUREMENT
Long-term investments	0	0
Quoted prices in active markets for identical assets (Level 1) | Held-to-maturity debt investments
FAIR VALUE MEASUREMENT
Short-term investments	0	0
Long-term investments	0	0
Significant other observable inputs (Level 2)
FAIR VALUE MEASUREMENT
Total	56,757,214	63,264,639
Significant other observable inputs (Level 2) | Short-term time deposits
FAIR VALUE MEASUREMENT
Short-term investments	7,057,770	14,874,498
Significant other observable inputs (Level 2) | Long-term time deposits
FAIR VALUE MEASUREMENT
Long-term investments	11,477,840	15,568,643
Significant other observable inputs (Level 2) | Held-to-maturity debt investments
FAIR VALUE MEASUREMENT
Short-term investments	5,453,966	5,420,043
Long-term investments	1,079,884	1,798,444
Significant other unobservable inputs (Level 3)
FAIR VALUE MEASUREMENT
Total	971,844	1,316,365
Significant other unobservable inputs (Level 3) | Short-term time deposits
FAIR VALUE MEASUREMENT
Short-term investments	0	0
Significant other unobservable inputs (Level 3) | Long-term time deposits
FAIR VALUE MEASUREMENT
Long-term investments	0	0
Significant other unobservable inputs (Level 3) | Held-to-maturity debt investments
FAIR VALUE MEASUREMENT
Short-term investments	0	0
Long-term investments	0	0
Recurring | Wealth management products
FAIR VALUE MEASUREMENT
Short-term investments	21,625,789	20,474,093
Recurring | Available-for-sale debt investments
FAIR VALUE MEASUREMENT
Short-term investments	5,370,207	551,348
Long-term investments		4,935,699
Recurring | Equity investments without readily determinable fair value using NAV practical expedient
FAIR VALUE MEASUREMENT
Long-term investments	59,446	60,691
Recurring | Investments accounted for at fair value
FAIR VALUE MEASUREMENT
Long-term investments	5,717,276	1,014,400
Recurring | Quoted prices in active markets for identical assets (Level 1) | Wealth management products
FAIR VALUE MEASUREMENT
Short-term investments	0	0
Recurring | Quoted prices in active markets for identical assets (Level 1) | Available-for-sale debt investments
FAIR VALUE MEASUREMENT
Short-term investments	0	0
Long-term investments		0
Recurring | Quoted prices in active markets for identical assets (Level 1) | Investments accounted for at fair value
FAIR VALUE MEASUREMENT
Long-term investments	53,674	56,164
Recurring | Significant other observable inputs (Level 2) | Wealth management products
FAIR VALUE MEASUREMENT
Short-term investments	20,736,797	19,224,772
Recurring | Significant other observable inputs (Level 2) | Available-for-sale debt investments
FAIR VALUE MEASUREMENT
Short-term investments	5,370,207	551,348
Long-term investments		4,935,699
Recurring | Significant other observable inputs (Level 2) | Investments accounted for at fair value
FAIR VALUE MEASUREMENT
Long-term investments	5,580,750	891,192
Recurring | Significant other unobservable inputs (Level 3) | Wealth management products
FAIR VALUE MEASUREMENT
Short-term investments	888,992	1,249,321
Recurring | Significant other unobservable inputs (Level 3) | Available-for-sale debt investments
FAIR VALUE MEASUREMENT
Short-term investments	0	0
Long-term investments		0
Recurring | Significant other unobservable inputs (Level 3) | Investments accounted for at fair value
FAIR VALUE MEASUREMENT
Long-term investments	¥ 82,852	¥ 67,044